Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Basic and Diluted Loss Per Share [Abstract]
Diluted loss per share	$ 1.25	$ 3.95	$ 2.62	$ 10.85